Inventories	12 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Inventories
6.	Inventories

	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD
Raw materials	5,964,255	5,688,574	1,393,575
Work-in-progress	194,452	280,125	68,624
Finished goods	2,232,202	2,121,256	519,661
Goods-in-transit	790,199	1,072,409	262,717
Packaging materials	31,752	54,556	13,365
	9,212,860	9,216,920	2,257,942

The cost of inventories recognized as an expense and included in “cost of sales” amounted to RM13,850,463 (2025: RM 13,830,947).

During the financial year, the Company recognized RM208,255 (2025: RM 421,605) in respect of provision of slow-moving inventories. This amount has been included in “cost of sales”.

During the financial year, the Company recognized RM287,945 (2025: RM 646) in respect of reversal for provision of slow-moving inventories. This amount has been included in “cost of sales”.